Stock-based compensation - Stock-based compensation expenses (Details) - General and administrative expenses - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	CAD 3,995,000	CAD 6,030,000
Share option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	326,000	587,000
Liability classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	0	52,000
Equity classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,293,000	1,384,000
Performance restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,306,000	820,000
Liability classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	CAD 1,070,000	CAD 3,187,000